Revenues - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Unbilled accounts receivable	$ 7,253	$ 12,302
Deferred revenue	13,800
One-time loss in statement of operation	$ 1,199